Share Capital - Schedule of Share Purchase Warrants – Equity Classified (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Ending balance (in shares)	171,034,256
Share purchase warrants
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	4,148,375	7,224,965
Exercised in period (in units)	(3,915,079)	(281,500)
Expired in period (in units)	(233,296)	(2,795,090)
Ending balance (in shares)	0	4,148,375
Beginning balance (in shares)	2,882,290	5,019,905
Exercised in the period (in shares)	(2,771,550)	(195,586)
Expired in period (in shares)	(110,740)	(1,942,029)
Ending balance (in shares)	0	2,882,290
Gold X Warrant
Disclosure of classes of share capital [line items]
Exercised price (in CAD per share) | $ / shares	$ 3.57	$ 2.14